Inventories (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Inventories
Note 4 - Inventories

Inventories are summarized as follows:

Dollars in thousands	March 31, 2020	December 31, 2019
Food, treats and supplements	$4,654	$6,425
Inventory packaging and supplies	589	504
Other products and accessories	29	73
	5,272	7,002
Inventory reserve	(510)	(422)
	$4,762	$6,580

Note 4 - Inventories

Inventories are summarized as follows:

Dollars in thousands	December 31, 2019	December 31, 2018
Food, treats and supplements	$6,425	$1,301
Inventory packaging and supplies	504	133
Other products and accessories	73	191
	7,002	1,625
Inventory reserve	(422)	(68)
	$6,580	$1,557